Taxation - Statutory Tax Rate (Details)	12 Months Ended
Dec. 31, 2021
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	30.00%
Argentina | Years 2018 - 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	30.00%
Applicable dividend tax rate	7.00%
Argentina | From years 2021 onwards
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Applicable dividend tax rate	13.00%
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	34.00%
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Spain
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	24.94%